POST-EMPLOYMENT BENEFIT - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Health Insurance | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (17,382)
Discount rate, decrease	18,988
Health Insurance | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(432)
Discount rate, decrease	520
Defined benefit [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	611,199
Discount rate, decrease	654,754
Defined benefit [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase
Discount rate, decrease